Commitments (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Capitalized leases
Contractual minimum lease obligations	€ 577,715
Effect of discounting	18,675
Lease liabilities	559,040
Lease obligations
Total	601,460	€ 903,951
Low value leases	23,745	18,166
Short-term leases	0	30,845
Capitalized leases	577,715	854,940
Not Later than One Year
Capitalized leases
Contractual minimum lease obligations	346,000
Effect of discounting	7,485
Lease liabilities	338,516
Lease obligations
Total	352,261	371,105
Low value leases	6,261	5,387
Short-term leases	0	10,841
Capitalized leases	346,000	354,878
After One Year but Not More than Five Years
Capitalized leases
Contractual minimum lease obligations	231,715
Effect of discounting	11,190
Lease liabilities	220,525
Lease obligations
Total	249,199	532,845
Low value leases	17,484	12,779
Short-term leases	0	20,005
Capitalized leases	231,715	500,062
More than Five Years
Capitalized leases
Contractual minimum lease obligations	0
Effect of discounting	0
Lease liabilities	0
Lease obligations
Total	0	0
Low value leases	0	0
Short-term leases	0	0
Capitalized leases	€ 0	€ 0